Fair Value Estimation - Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	¥ 386,378		¥ 127,926
Financial assets at fair value through other comprehensive income (current)	360,979	$ 49,957	511,250
Financial assets at fair value through other comprehensive income (non-current)			65,744
Recurring
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	386,378		127,926
Financial assets at fair value through other comprehensive income (current)	360,979		511,250
Financial assets at fair value through other comprehensive income (non-current)			65,744
Total	747,357		704,920
Recurring | Level 1
Disclosure Of Financial Instruments [Line Items]
Cash equivalents	386,378		127,926
Financial assets at fair value through other comprehensive income (current)	157,606		271,499
Financial assets at fair value through other comprehensive income (non-current)			11,739
Total	543,984		411,164
Recurring | Level 2
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through other comprehensive income (current)	203,373		239,751
Financial assets at fair value through other comprehensive income (non-current)			54,005
Total	¥ 203,373		¥ 293,756